Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 81.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,652,961
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/31	300	358,314
Texas Water Development Board:
4.50%, 10/15/37	1,000	1,099,330
4.55%, 10/15/38	3,500	3,843,560
		$ 6,954,165
Education — 6.3%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,567,290
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/25	30	31,191
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	5,000	4,954,100
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	226,591
Texas A&M University, 4.00%, 5/15/33	1,290	1,410,602
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,007,560
University of Texas, 5.00%, 8/15/24	1,000	1,025,210
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	770,748
5.00%, 10/15/28	1,000	1,113,810
		$ 14,107,102
Electric Utilities — 0.5%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$ 1,071,300
		$ 1,071,300
Escrowed/Prerefunded — 6.2%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,056,720
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,964,700
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,364,290
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	124,552
Escrowed to Maturity, 5.00%, 2/15/25	50	51,878
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$1,500	$ 1,542,615
		$ 14,104,755
General Obligations — 20.0%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,717
California, 5.50%, 12/1/52	3,215	3,471,750
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	750	453,555
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	100	97,643
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	1,061,060
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,326,553
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,883,120
Edina, MN, 5.00%, 2/1/30	125	139,649
Florida, 4.00%, 6/1/35	1,080	1,141,517
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	2,000	1,973,980
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	1,000	1,019,000
Huntsville, AL, 5.00%, 3/1/37	1,555	1,823,657
Illinois, 5.00%, 3/1/25	5,250	5,386,342
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,179,041
Maryland, 5.00%, 8/1/23	8,000	8,041,280
Massachusetts, 5.00%, 12/1/24	5,000	5,165,200
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,451
Missouri City, TX, 5.00%, 6/15/32	525	617,846
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	10,982
4.00%, 9/1/33	25	27,403
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	937,591
0.00%, 8/1/24	900	865,575
North Carolina, 2.00%, 6/1/33	1,250	1,102,738
Oconee County, GA, 4.00%, 1/1/34	15	16,265
Ohio, 5.00%, 12/15/23	500	505,880
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(1)	4,975	4,973,159
		$ 45,270,954

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 11.9%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.56%, (SIFMA + 0.70%), 5/15/27 (Put Date), 11/15/47(2)	$4,500	$ 4,391,640
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	40	41,382
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,642,025
5.00%, 6/1/27	3,500	3,772,580
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 5/15/31	2,000	2,271,940
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.95%, 11/15/39(3)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/30/24 (Put Date), 8/15/54	6,000	6,072,300
		$ 26,916,867
Housing — 10.9%
Connecticut Housing Finance Authority:
1.85%, 11/15/31	$190	$ 165,595
Social Bonds, 4.16%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(2)	2,500	2,481,100
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	2,000	2,151,580
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	3,000	3,211,950
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	225	182,623
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,000	1,990,360
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 3.85%, 6/1/46(3)	5,000	5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,750	1,871,730
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	573,887
New York Mortgage Agency, Social Bonds, 3.30%, 10/1/47	150	121,872
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	215	171,693
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	470	362,107
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	1,000	1,078,360
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	$1,950	$ 2,080,825
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,990	3,235,838
		$ 24,679,520
Insured - Education — 0.2%
William S Hart Union High School District, CA, (Election 2001), (AGM), 0.00%, 9/1/29	$500	$ 412,030
		$ 412,030
Insured - General Obligations — 3.5%
Murrieta Valley Unified School District, CA, (Election of 2006), (AGM), 0.00%, 9/1/31	$1,450	$ 1,099,608
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/28	2,000	1,714,580
(AGM), 0.00%, 9/1/30	1,500	1,203,915
San Jose Unified School District, CA, (Election of 2002), (NPFG), 0.00%, 8/1/28	2,500	2,167,650
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,778,920
		$ 7,964,673
Insured - Housing — 2.1%
Illinois Housing Development Authority:
Social Bonds, (GNMA), (FNMA), (FHLMC), 5.25%, 10/1/52	$1,995	$ 2,107,997
Social Bonds, (GNMA), (FNMA), (FHLMC), 6.25%, 10/1/52	1,500	1,656,465
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA), (FNMA), (FHLMC), 5.00%, 7/1/53	1,000	1,046,820
		$ 4,811,282
Lease Revenue/Certificates of Participation — 4.0%
Colorado, (Rural Colorado), 5.00%, 12/15/25	$6,000	$ 6,318,660
Malibu, CA:
5.00%, 11/1/38	275	275,376
5.00%, 11/1/43	225	225,331
5.00%, 11/1/48	375	375,465
Virginia Public Building Authority, 5.00%, 8/1/25	1,700	1,781,804
		$ 8,976,636

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.0%
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$4,185	$ 4,267,110
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	1,250	1,312,225
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	3,500	3,500,980
		$ 9,080,315
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	$500	$ 567,260
		$ 567,260
Special Tax Revenue — 1.0%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	$1,000	$ 1,009,120
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/24	1,290	1,308,808
		$ 2,317,928
Transportation — 0.9%
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	$2,000	$ 2,045,540
		$ 2,045,540
Water and Sewer — 6.3%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.00%, 11/1/28(3)	$3,000	$ 3,000,000
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	75	89,081
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	350	362,474
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,138,928
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,494,125
Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	2,000	2,150,100
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,977,710
Washington Suburban Sanitary District, MD, 3.00%, 6/1/31	2,000	2,006,340
		$ 14,218,758
Total Tax-Exempt Municipal Obligations (identified cost $181,797,886)		$183,499,085

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System), 3.877%, 5/1/37	$1,000	$ 976,630
		$ 976,630
Other Revenue — 0.9%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$2,000	$ 2,101,740
		$ 2,101,740
Total Taxable Municipal Obligations (identified cost $3,123,156)		$ 3,078,370

U.S. Treasury Obligations — 15.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 2/15/28	$7,820	$ 7,554,242
3.25%, 6/30/27	2,214	2,185,330
3.875%, 11/30/29	1,635	1,670,766
4.125%, 1/31/25	2,135	2,131,873
4.125%, 11/15/32	20,725	21,877,828
Total U.S. Treasury Obligations (identified cost $35,106,856)		$ 35,420,039

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(4)	2,147,667	$ 2,147,667
Total Short-Term Investments (identified cost $2,147,667)		$ 2,147,667
Total Investments — 99.2% (identified cost $222,175,565)		$224,145,161
Other Assets, Less Liabilities — 0.8%		$ 1,813,333
Net Assets — 100.0%		$225,958,494

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2023.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
At April 30, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.3%
Others, representing less than 10% individually	69.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 3.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 2.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2023.
Affiliated Investments
At April 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,147,667, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$20,836,467	$38,744,066	$(57,432,866)	$ —	$ —	$2,147,667	$137,028	2,147,667
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$183,499,085	$ —	$183,499,085
Taxable Municipal Obligations	—	3,078,370	—	3,078,370
U.S. Treasury Obligations	—	35,420,039	—	35,420,039
Short-Term Investments	2,147,667	—	—	2,147,667
Total Investments	$2,147,667	$221,997,494	$ —	$224,145,161
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.